BORROWINGS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014
BORROWINGS
Short-term	$ 629,177,762	$ 596,556,547
Long-term, current portion	43,918,386	137,061,876
Subtotal	673,096,148	733,618,423
Long-term	69,489,079	56,580,128
Total	742,585,227	790,198,551
Maximum bank credit facilities	941,702,099	1,207,002,093		376,800,000
Bank credit facilities drawn down	824,570,450	707,200,012
Available bank credit facilities	117,131,649	499,802,081
Secured long-term borrowings	113,407,465	193,600,000
Carrying amount of property plant and equipment secured for borrowing	904,042,449	246,160,830
Carrying amount of prepaid land use right secured for borrowing	133,318,726	20,018,029
Carrying amount of accounts receivable secured for borrowing	6,959,329	4,313,924
Short-term
Weighted average interest rate (as a percent)	5.46%	6.63%	5.38%
Long-term
Weighted average interest rate (as a percent)	6.82%	6.92%	6.54%
Future principal repayment on the long-term bank loans
2014	43,918,386
2015	29,921,682
2016	661,392
2017 and after	38,906,005
Total	113,407,465	193,600,000
Interest expense
Interest expense incurred	53,333,912	54,846,828	40,898,780
Interest expense capitalized	1,225,421	4,218,121	3,708,484
Sichuan ReneSola
Long-term
long-term borrowings associating financial covenant related to asset-liability ratio and current ratio	36,341,360
Mr. Xianshou Li and his family
BORROWINGS
Guarantees provided by related party for debt	202,396,613	59,389,070
Long-term
BORROWINGS
Interest rate reset period	3 months
Secured debt
BORROWINGS
Short-term	426,421,284	77,331,959
Secured long-term borrowings	56,311,879	56,580,128
Future principal repayment on the long-term bank loans
Total	$ 56,311,879	$ 56,580,128